SoFi Be Your Own Boss ETF

SCHEDULE OF INVESTMENTS at May 31, 2023 (Unaudited)

	Shares	Value
Common Stocks - 99.8%
Advertising Services - 1.1%
The Trade Desk, Inc. - Class A (1)(2)	1,026	$71,902

Applications Software - 5.9%
Five9, Inc. (1)	954	63,069
Materialise NV - ADR (1)	7,158	66,712
Microsoft Corp. (2)	248	81,441
Monday.com Ltd. (1)(2)	1,090	196,418
		407,640
Auto Manufacturers - 1.6%
Rivian Automotive, Inc. - Class A (1)(2)	1,804	26,573
Tesla, Inc. (1)(2)	393	80,144
		106,717
Commercial Services - 0.4%
IWG PLC (1)	15,001	27,033

Commercial Services - Finance - 12.5%
Adyen NV (1)	56	91,152
Block, Inc. - Class A (1)	3,182	192,161
PayPal Holdings, Inc. (1)(2)	2,467	152,929
Shift4 Payments, Inc. - Class A (1)(2)	1,980	124,186
StoneCo Ltd. - Class A (1)	16,253	203,650
Yeahka Ltd. (1)	35,685	91,170
		855,248
Communications Software - 1.0%
2U, Inc. (1)	9,184	36,736
Zoom Video Communications, Inc. - Class A (1)	464	31,148
		67,884
Computer Software - 10.1%
Cloudflare, Inc. - Class A (1)	965	66,740
DraftKings, Inc. - Class A (1)	7,377	172,179
Dropbox, Inc. - Class A (1)	1,935	44,544
Fastly, Inc. (1)(2)	3,729	60,708
Lightspeed Commerce, Inc. (1)	4,284	57,834
MongoDB, Inc. - Class A (1)	143	42,012
Snowflake, Inc. (1)(2)	1,040	171,974
Splunk, Inc. (1)	610	60,567
Twilio, Inc. - Class A (1)	261	18,171
		694,729
Computers - Other - 3.1%
Nano Dimension Ltd. - ADR (1)(2)	33,467	80,655
Stratasys Ltd. (1)	9,081	132,129
		212,784
Data Processing & Management - 0.2%
DocuSign, Inc. (1)	232	13,085

E-Commerce & Products - 8.6%
Alibaba Group Holding Ltd. - ADR (1)	1,843	146,611
eBay, Inc.	712	30,289
Etsy, Inc. (1)	343	27,800
Farfetch Ltd. - Class A (1)	4,222	20,814
JD.com, Inc. - Class A - ADR (2)	2,913	94,964
JD.com, Inc. - Class A	452	7,269
PDD Holdings, Inc. - ADR (1)	1,961	128,093
Rakuten Group, Inc.	19,696	81,200
Sea Ltd. - Class A - ADR (1)	976	56,032
		593,072
E-Commerce & Services - 10.4%
Airbnb, Inc. - Class A (1)(2)	1,512	165,972
BASE, Inc. (1)	4,374	8,327
Demae-Can Co. Ltd.	3,536	10,959
Fiverr International Ltd. (1)(2)	1,341	35,121
Lyft, Inc. - Class A (1)(2)	2,289	20,647
MercadoLibre, Inc. (1)(2)	184	227,976
Uber Technologies, Inc. (1)(2)	4,192	159,003
Upwork, Inc. (1)	10,647	87,305
		715,310
E-Marketing - Information - 0.5%
Jumia Technologies AG - ADR (1)(2)	11,259	31,413

Enterprise Software & Services - 7.4%
HubSpot, Inc. (1)(2)	234	121,210
Salesforce, Inc. (1)	330	73,715
UiPath, Inc. - Class A (1)	14,327	256,310
Workday, Inc. - Class A (1)	252	53,422
		504,657
Entertainment Software - 8.8%
Bilibili, Inc. - ADR - Class Z - ADR (1)(2)	1,962	30,725
HUYA, Inc. - Class A - ADR (1)	18,756	54,580
NetEase, Inc. - ADR	1,615	137,404
ROBLOX Corp. - Class A (1)	5,366	224,621
Unity Software, Inc. (1)(2)	5,161	153,385
		600,715
Finance - Consumer Loans - 1.3%
Dave, Inc. - Class A (1)	475	2,546
LendingClub Corp. (1)	3,664	30,045
LendingTree, Inc. (1)	944	17,265
Upstart Holdings, Inc. (1)	1,341	36,529
		86,385
Finance - Other Services - 2.9%
Coinbase Global, Inc. - Class A (1)(2)	3,159	196,490

Internet Application Software - 4.6%
Shopify, Inc. - Class A (1)(2)	5,555	317,690

Internet Content - Entertainment - 6.7%
JOYY, Inc. - Class A - ADR (2)	2,628	65,175
Pinterest, Inc. - Class A (1)	2,368	56,690
Snap, Inc. - Class A (1)	6,686	68,197
Spotify Technology SA (1)	1,809	269,360
		459,422
Internet Content - Information & News - 3.9%
Meituan - Class B (1)	5,260	74,039
Nerdy, Inc. - Class A (1)	20,754	53,753
Tencent Holdings Ltd.	3,573	141,765
		269,557
Medical - HMO - 1.9%
Oscar Health, Inc. - Class A (1)	17,919	131,525

Medical - Outpatient & Home Medicine - 1.3%
Teladoc Health, Inc. (1)	3,702	85,701

Metal Processors & Fabrication - 1.4%
Proto Labs, Inc. (1)	3,075	94,587

Property & Casualty Insurance - 1.6%
Lemonade, Inc. (1)(2)	6,050	106,601

Real Estate Operations & Development - 0.0% (3)
WeWork, Inc. - Class A (1)(2)	5,292	907

Transport - Services - 0.7%
DiDi Global, Inc. - Class A - ADR (1)	19,791	50,665

Web Portals & ISPs - 2.0%
Baidu, Inc. - Class A - ADR (1)	1,134	139,312
Yandex NV - Class A (1)(4)	4,764	0
		139,312
Total Common Stocks
(Cost $17,185,922)		6,841,031

Short-Term Investments - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund, Class X, 4.970% (5)	17,086	17,086
Total Short-Term Investments
(Cost $17,086)		17,086

Investments Purchased with Proceeds from Securities Lending - 34.0%
Mount Vernon Liquid Assets Portfolio, LLC, 5.290% (5)	2,332,695	2,332,695
Total Investments Purchased with Proceeds from Securities Lending
(Cost $2,332,695)		2,332,695

Total Investments in Securities - 134.0%
(Cost $19,535,703)		9,190,812
Liabilities in Excess of Other Asset - (34.0)%		(2,333,191)
Total Net Assets - 100.0%		$6,857,621

ADR	American Depositary Receipt.
(1)	Non-income producing security.
(2)
This security or a portion of this security was out on loan as of May 31, 2023. Total loaned securities had a value of $2,293,191 or 33.4% of net assets. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(3)	Does not round to 0.1% or (0.1)%, as applicable.
(4)	The security is fair valued by the Fair Valuation Committee.
(5)	The rate shown is the annualized seven-day effective yield as of May 31, 2023.

Summary of Fair Value Exposure at May 31, 2023 (Unaudited)

The SoFi Be Your Own Boss ETF (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2023:

Description	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3		Total
Common Stocks (1)	$–	$6,841,031	$–	$0	(2)	$6,841,031
Short-Term Investments	-	17,086	-	-		17,086
Investments Purchased With Collateral From Securities Lending (3)	2,332,695	-	-	-		2,332,695
Total Investments in Securities	$2,332,695	$6,858,117	$–	$0		$9,190,812

	Common Stocks (2)
Balance as of February 28, 2023	$0
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation/depreciation	-
Purchases	-
Sales	-
Transfer into and/or out of Level 3	-
Balance as of May 31, 2023	$0

Change in unrealized appreciation/depreciation during the period for Level 3 investments held at May 31, 2023:	$-

(1) See Schedule of Investments for industry breakout.
(2) The Level 3 securities (Common Stocks) are fair valued at $0 due to a halt in trading of Russian securities as a result of the ongoing Ukrainian/Russian conflict and the Russian markets being currently uninvestible.

(3) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.